Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Summary of long-term debt

	2020	2019
Canadian dollar denominated debt, unsecured
Bank credit facilities	$1,614	$1,688
Medium-term notes
2.05% debentures due June 1, 2020	—	900
2.89% debentures due August 14, 2020	—	1,000
3.31% debentures due February 11, 2022	1,000	1,000
1.45% debentures due November 16, 2023	500	—
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	600
2.50% debentures due January 17, 2028	300	—
4.85% debentures due May 30, 2047	300	300
	4,814	5,988
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2020 – US$3,953 million; December 31, 2019 – US$3,745 million)	5,041	4,855
Commercial paper (December 31, 2020 – US$426 million; December 31, 2019 – US$254 million)	544	329
US dollar debt securities
3.45% due November 15, 2021 (US$500 million)	638	648
2.95% due January 15, 2023 (US$1,000 million)	1,276	1,296
3.80% due April 15, 2024 (US$500 million)	638	648
3.90% due February 1, 2025 (US$600 million)	765	778
2.05% due July 15, 2025 (US$600 million)	765	—
3.85% due June 1, 2027 (US$1,250 million)	1,595	1,621
2.95% due July 15, 2030 (US$500 million)	638	—
7.20% due January 15, 2032 (US$400 million)	510	519
6.45% due June 30, 2033 (US$350 million)	446	454
5.85% due February 1, 2035 (US$350 million)	446	454
6.50% due February 15, 2037 (US$450 million)	574	583
6.25% due March 15, 2038 (US$1,100 million)	1,403	1,426
6.75% due February 1, 2039 (US$400 million)	510	519
4.95% due June 1, 2047 (US$750 million)	957	972
	16,746	15,102
Long-term debt before transaction costs and original issue discounts, net	21,560	21,090
Less: original issue discounts, net (1)	18	17
transaction costs (1) (2)	89	91
	21,453	20,982
Less: current portion of commercial paper	544	329
current portion of other long-term debt (1) (2)	799	2,062
	$20,110	$18,591
(1)The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.
(2)Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of debt repayments
Scheduled debt repayments are as follows:

Year	Repayment
2021	$1,343
2022	$4,887
2023	$4,383
2024	$1,138
2025	$1,530
Thereafter	$8,279
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$667	$—	$—	$—
Accrued liabilities	$2,346	$—	$—	$—
Long-term debt (1)	$1,343	$4,887	$7,051	$8,279
Other long-term liabilities (2)	$345	$200	$435	$942
Interest and other financing expense (3)	$776	$693	$1,619	$4,452
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $189 million; one to less than two years, $162 million; two to less than five years, $397 million; and thereafter $942 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2020.